Schedule of Inventories (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Inventories
Beginning of the year	$ 9,001	$ 6,531
Development costs	18,975	25,641
Cost of goods sold	(9,847)	(23,633)
Project cancellations	(1,856)	(56)	$ (496)
Returned inventory in-transit (note 27)	2,298
Foreign currency impact	382	518
End of the year	$ 18,953	$ 9,001	$ 6,531